THE LIFECHOICE FUNDS

SEMIANNUAL
REPORT
APRIL 30,
1999

(LOGO) (R)
Victory Funds

TABLE OF CONTENTS

Shareholder Letter                          2

Financial Statements
Schedules of Investments                    3
Statements of Assets and Liabilities        6
Statements of Operations                    7
Statements of Changes in Net Assets         8
Notes to Financial Statements               9
Financial Highlights                       12


NOT FDIC INSURED
Shares of The Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Key Asset Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Year 2000 Issues. Like all mutual funds, the Funds could be adversely affected if the computer systems used by its service providers, including shareholder servicing agents, are unable to recognize dates after 1999. The risk of such a computer failure may be greater as it relates to investments in foreign countries. The Funds' service providers have been actively updating their systems to be able to process Year 2000 data. There can be no assurance, however, that these steps will be adequate to avoid a temporary service disruption or other adverse impact on the Funds. In addition, an issuer's failure to process accurately Year 2000 data may cause that issuer's securities to decline in value or delay the payment of interest to the Funds.

Key Asset Management Inc. (KAM), a subsidiary of KeyCorp, is the investment adviser to The Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. KAM receives a fee for its services from The Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory LifeChoice Funds.


(LOGO) (R)
Victory Funds

Call Victory at:
800-539-FUND (800-539-3863)

Or Call Gradison McDonald at:
800-869-5999 or 513-579-5999

Letter
to our Shareholders

On behalf of the Victory Funds, thank you for your continued confidence in Victory. If you are new to the Victory Funds, welcome! We are pleased to present the April 30, 1999, Semi-Annual Report for the Victory LifeChoice Funds, three unique investment portfolios broadly diversified across different mutual funds. We hope you find this report useful, easy to read, and a valuable tool provided by the Victory Funds. But, before you delve into the report, we would like to share some highlights from the first half of the fiscal year 1999 and some brief economic commentary.

Since our last report, KeyCorp completed its acquisition of McDonald Investments, Inc. and its related dealer, McDonald & Company Securities, a full-service investment banking and securities brokerage firm. Soon after that acquisition, the Gradison Funds, the proprietary mutual fund offering of McDonald-Gradison Investments, Inc., were merged into the Victory Funds. The combined assets of the Victory Funds, advised by Key Asset Management, an affiliate of KeyCorp, are now over $18 billion dollars, spread across 32 distinct funds giving the Victory Funds the ability to serve an even wider variety of investors. We have every hope that these recent additions and structural changes will serve to enhance the Victory Funds' ability to meet your specific investment objectives.

Currently, Key Asset Management reports the domestic economy is in great shape. Unemployment is low, and real income growth is high. News from Asia seems to be getting better, a prerequisite for global acceleration. Consumer confidence is high, and investor sentiment is almost as buoyant. Cash flows into equities are strong. The Dow Jones recently hit 10,000, and the S&P 500 spent much of the Funds' second fiscal quarter in record territory, too.

This healthy economic picture may be ideal for investors focused on the long term. The LifeChoice Funds may be a practical investment vehicle for the long-term investor because of diversification across asset classes. You also have the opportunity to further diversify your holdings among the broad investment options of the expanded Victory Fund complex. As you may know, diversification can be a powerful tool in helping investors manage risk and achieving one's investment objectives, through good and bad economic periods.

Again, thank you for choosing the Victory Funds to help you realize your investment goals and, as always, we welcome your comments on this report.

/s/ Leigh A. Wilson
Leigh A. Wilson
President
The Victory Funds


Dow Jones Industrial Average: A price weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are noted on the New York Stock Exchange.

The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies.

THE VICTORY PORTFOLIOS                              Schedules of Investments
LifeChoice Conservative Investor Fund                         April 30, 1999
(Amounts in Thousands, Except Shares)                            (Unaudited)


                                                                      Market
Security Description                                 Shares           Value


Mutual Funds (100.0%)

Equity Funds (31.8%):

Victory Value Fund                                   33,344           $  634
Victory Diversified Stock Fund,
  Class A                                            39,654              730
Victory Special Value Fund,
  Class A                                            29,663              400
Victory Small Company
  Opportunity Fund, Class A                           7,225              162
Neuberger Berman Genesis Fund (b)                    23,063              320
Victory International Growth Fund,
  Class A                                            26,946              391
                                                                       2,637

Fixed Income/Specialty Funds (59.9%):

Victory Real Estate Investment Fund                  46,375              498
Victory Convertible Securities Fund                  87,843            1,170
Loomis Sayles Bond Fund,
  Institutional Class                                75,234              945
Victory Investment Quality
  Bond Fund                                         116,402            1,137
Victory Intermediate Income Fund                     55,286              532
Victory Fund For Income, Class A                     52,147              685
                                                                       4,967

Money Market Funds (8.3%):

Victory Financial Reserves Fund                     689,762              690

Total Mutual Funds (Cost $8,209)                                       8,294

Total Investments (Cost $8,209) (a) -- 100.0%                          8,294

Liabilities in excess of other assets -- 0.0%                             (2)

TOTAL NET ASSETS -- 100.0%                                            $8,292

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                                             $161
    Unrealized depreciation                                              (76)
    Net unrealized appreciation                                         $ 85

(b) Non-income producing securities.


See notes to financial statements.

THE VICTORY PORTFOLIOS                              Schedules of Investments
LifeChoice Moderate Investor Fund                             April 30, 1999
(Amounts in Thousands, Except Shares)                            (Unaudited)


                                                                      Market
Security Description                                 Shares           Value


Mutual Funds (100.0%)

Equity Funds (52.2%):

Victory Value Fund                                  143,242          $ 2,724
Victory Diversified Stock Fund,
  Class A                                           178,831            3,294
Victory Special Value Fund,
  Class A                                            92,342            1,245
PBHG Growth Fund (b)                                 38,054              892
Victory Small Company
  Opportunity Fund, Class A                          22,476              504
Neuberger Berman Genesis Fund (b)                   145,101            2,013
Victory International Growth Fund,
  Class A                                           203,118            2,947
                                                                      13,619

Fixed Income/Specialty Funds (39.3%):

Victory Real Estate Investment Fund                 145,369            1,560
Victory Convertible Securities Fund                 201,629            2,686
Loomis Sayles Bond Fund,
  Institutional Class                                97,855            1,229
Victory Investment Quality
  Bond Fund                                         267,397            2,612
Victory Intermediate Income Fund                     98,957              952
Victory Fund For Income, Class A                     90,724            1,191
                                                                      10,230

Money Market Funds (8.5%):

Victory Financial Reserves Fund                   2,203,588            2,204

Total Mutual Funds (Cost $25,525)                                     26,053

Total Investments (Cost $25,525) (a) -- 100.0%                        26,053

Other assets in excess of liabilities -- 0.0%                              5

TOTAL NET ASSETS -- 100.0%                                           $26,058

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                                            $ 742
    Unrealized depreciation                                             (214)
    Net unrealized appreciation                                        $ 528

(b) Non-income producing securities.


See notes to financial statements.

THE VICTORY PORTFOLIOS                              Schedules of Investments
LifeChoice Growth Investor Fund                               April 30, 1999
(Amounts in Thousands, Except Shares)                            (Unaudited)


                                                                      Market
Security Description                                Shares            Value


Mutual Funds (99.9%)

Equity Funds (67.1%):

Victory Value Fund                                  106,710          $ 2,030
Victory Diversified Stock Fund,
  Class A                                           128,749            2,371
Victory Special Value Fund,
  Class A                                            75,763            1,021
PBHG Growth Fund (b)                                 39,145              918
Victory Small Company
  Opportunity Fund, Class A                          39,832              894
Neuberger Berman Genesis Fund (b)                    74,212            1,029
Victory International Growth Fund,
  Class A                                           178,533            2,590
                                                                      10,853

Fixed Income/Specialty Funds (19.7%):

Victory Real Estate Investment Fund                  85,121              913
Victory Convertible Securities Fund                  64,434              858
Loomis Sayles Bond Fund,
  Institutional Class                                34,309              431
Victory Investment Quality
  Bond Fund                                          99,746              975
                                                                       3,177

Money Market Funds (13.1%):

Victory Financial Reserves Fund                   2,117,518            2,118

Total Mutual Funds (Cost $15,843)                                     16,148

Total Investments (Cost $15,843) (a) -- 99.9%                         16,148

Other assets in excess of liabilities -- 0.1%                             10

TOTAL NET ASSETS -- 100.0%                                           $16,158

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                                            $ 525
    Unrealized depreciation                                             (220)
    Net unrealized appreciation                                        $ 305

(b) Non-income producing securities.


See notes to financial statements.

THE VICTORY PORTFOLIOS                  Statements of Assets and Liabilities
LifeChoice Funds                                              April 30, 1999
(Amounts in Thousands, Except Per Share Amounts)                 (Unaudited)

                                                LifeChoice        LifeChoice       LifeChoice
                                                Conservative      Moderate         Growth
                                                Investor Fund     Investor Fund    Investor Fund

ASSETS:
Investments, at value
  (Cost $8,209; $25,525 & $15,843)              $8,294            $26,053          $16,148
Interest and dividends receivable                    1                  3                2
Receivable for capital shares issued                 1                  1                4
Unamortized organization costs                      27                 27               27
Prepaid expenses and other assets                    1                  9               11

        Total Assets                             8,324             26,093           16,192

LIABILITIES:
Payable for organization costs                      27                 27               27
Accrued expenses and other payables:
Investment advisory fees                             1                  4                2
Transfer agent fees                                  2                  2                2
Other                                                2                  2                3

        Total Liabilities                           32                 35               34

NET ASSETS:
Capital                                          8,180             24,941           15,366
Undistributed net investment income                 28                 44               11
Net unrealized appreciation/depreciation
  from investments                                  85                528              305
Accumulated undistributed net realized gains
  (losses) from investment transactions             (1)               545              476

        Net Assets                              $8,292            $26,058          $16,158

Outstanding units of beneficial
  interest (shares)                                750              2,233            1,351
Net asset value
    Redemption price per share                  $11.05            $ 11.67          $ 11.96

Maximum sales charge                              5.75%              5.75%            5.75%

Maximum offering price per share
  (100%/(100%-maximum sales charge)
  of net asset value adjusted to
  nearest cent) -- Class A                      $11.72            $ 12.38          $ 12.69



See notes to financial statements.

THE VICTORY PORTFOLIOS                               Statements of Operations
LifeChoice Funds                      For the Six Months Ended April 30, 1999
(Amounts in Thousands)                                            (Unaudited)

                                                LifeChoice        LifeChoice        LifeChoice
                                                Conservative      Moderate          Growth
                                                Investor Fund     Investor Fund     Investor Fund

Investment Income:
Dividend income                                 $175              $  299            $  105

    Total Income                                 175                 299               105

Expenses:
Investment advisory fees                           8                  21                13
Administration fees                                6                   6                 6
Accounting fees                                   21                  21                19
Custodian fees                                     1                   1                 1
Legal and audit fees                               2                   3                 2
Amortization of organization costs                 5                   5                 5
Transfer agent fees                                4                   6                 8
Registration and filing fees                      10                  11                11
Printing fees                                      1                   2                 3
Other                                             --                   2                 1

    Total Expenses                                58                  78                69

Expenses voluntarily reduced                      (4)                (11)               (7)

    Expenses before reimbursement
      from distributor                            54                  67                62
    Expenses reimbursed                          (46)                (45)              (49)

    Net Expenses                                   8                  22                13

Net Investment Income                            167                 277                92

Realized/Unrealized Gains (Losses) from
  Investments and Foreign Currencies:
Net realized gains (losses) from
  investment transactions                         96                 556               489
Change in unrealized appreciation/depreciation
  from investments                               409               1,434               952
Net realized/unrealized gains (losses)
  from investments                               505               1,990             1,441
Change in net assets resulting
  from operations                               $672              $2,267            $1,533



See notes to financial statements.

THE VICTORY PORTFOLIOS
LifeChoice Funds                        Statements of Changes in Net Assets
(Amounts in Thousands)                                           (Unaudited)

                                                  LifeChoice                             LifeChoice
                                                 Conservative                             Moderate
                                                Investor Fund                          Investor Fund

                                    Six          Eleven                         Six          Eleven
                                    Months       Months       Period            Months       Months       Period
                                    Ended        Ended        Ended             Ended        Ended        Ended
                                    April 30,    October 31,  November 30,      April 30,    October 31,  November 30,
                                    1999         1998<F1>     1997<F4>          1999         1998<F2>     1997<F4>
                                    (Unaudited)                                 (Unaudited)

From Investment Activities:

Operations:
    Net investment income           $  167       $   254      $   76            $   277      $   289      $    86
    Net realized gains from
      investment transactions           96            92          95                556          457          137
    Net change in unrealized
      appreciation/depreciation
      from investments                 409          (223)       (101)             1,434       (1,156)         250

Change in net assets resulting
  from operations                      672           123          70              2,267         (410)         473

Distributions to Shareholders:
    From net investment income        (265)         (277)        (31)              (378)        (283)         (62)
    From net realized gains from
      investment transactions         (162)          (22)         --               (434)         (60)          --

Change in net assets from
  distributions to shareholders      ( 427)         (299)       (31)               (812)        (343)         (62)

Capital Transactions:
    Proceeds from shares issued      1,519         3,682       9,405              8,871       14,522        8,443
    Dividends reinvested               427           299          30                812          342           60
    Cost of shares redeemed         (1,532)       (5,309)       (337)            (4,208)      (2,711)      (1,186)

Change in net assets from
  capital transactions                 414        (1,328)      9,098              5,475       12,153        7,317

Change in net assets                   659        (1,504)      9,137              6,930       11,400        7,728
Net Assets:
    Beginning of period              7,633         9,137          --             19,128        7,728           --

    End of period                   $8,292       $ 7,633      $9,137            $26,058      $19,128      $ 7,728

Share Transactions:
    Issued                             140           330         867                783        1,266          796
    Reinvested                          40            28           3                 72           31            5
    Redeemed                          (142)         (485)        (31)              (371)        (239)        (110)

Change in shares                        38          (127)        839                484        1,058          691

<F1> Effective March 23,1998, the KeyChoice Income & Growth Fund became the Victory
     LifeChoice Conservative Investor Fund. Changes in net assets prior to March
     23, 1998 represent the KeyChoice Income & Growth Fund

<F2> Effective March 23, 1998, the KeyChoice Moderate Growth Fund became the
     Victory LifeChoice Moderate Investor Fund. Changes in net assets prior to March 23, 1998 represent the KeyChoice Moderate Growth Fund

<F3> Effective March 23, 1998, the KeyChoice Growth Fund became the Victory
     LifeChoice Growth Investor Fund. Changes in net assets prior to March 23, 1998 represent the KeyChoice Growth Fund

<F4> For the period December 31,1996 (commencement of operations) through
     November 30,1997.



See notes to financial statements.

THE VICTORY PORTFOLIOS
LifeChoice Funds                        Statements of Changes in Net Assets
(Amounts in Thousands)                                           (Unaudited)

                                                  LifeChoice
                                                 Growth
                                                Investor Fund

                                       Six            Eleven
                                       Months         Months         Period
                                       Ended          Ended          Ended
                                       April 30,      October 31,    November 30,
                                       1999           1998<F3>       1997<F4>
                                       (Unaudited)

From Investment Activities:

Operations:
    Net investment income              $    92        $   110        $    25
    Net realized gains from
      investment transactions              489            368            291
    Net change in unrealized
      appreciation/depreciation
      from investments                     952           (646)            (1)

Change in net assets resulting
  from operations                        1,533           (168)           315

Distributions to Shareholders:
    From net investment income            (191)          (117)           (19)
    From net realized gains from
      investment transactions             (338)          (227)            --

Change in net assets from
  distributions to shareholders           (529)          (344)           (19)

Capital Transactions:
    Proceeds from shares issued          4,264          6,322          9,564
    Dividends reinvested                   529            340             19
    Cost of shares redeemed             (1,658)        (1,647)        (2,364)

Change in net assets from
  capital transactions                   3,136          5,015          7,219

Change in net assets                     4,140          4,503          7,515

Net Assets:
    Beginning of period                 12,018          7,515             --

    End of period                      $16,158        $12,018        $ 7,515

Share Transactions:
    Issued                                 364            536            863
    Reinvested                              46             31              2
    Redeemed                              (144)          (139)          (207)

Change in shares                           266            428            658

<F1> Effective March 23,1998, the KeyChoice Income & Growth Fund became the Victory
     LifeChoice Conservative Investor Fund. Changes in net assets prior to March
     23, 1998 represent the KeyChoice Income & Growth Fund

<F2> Effective March 23, 1998, the KeyChoice Moderate Growth Fund became the
     Victory LifeChoice Moderate Investor Fund. Changes in net assets prior to March 23, 1998 represent the KeyChoice Moderate Growth Fund

<F3> Effective March 23, 1998, the KeyChoice Growth Fund became the Victory
     LifeChoice Growth Investor Fund. Changes in net assets prior to March 23, 1998 represent the KeyChoice Growth Fund

<F4> For the period December 31,1996 (commencement of operations) through
     November 30,1997.



See notes to financial statements.

THE VICTORY PORTFOLIOS                         Notes to Financial Statements
LifeChoice Funds                                              April 30, 1999
                                                                 (Unaudited)

1. Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Delaware business trust. The Trust is authorized to issue an unlimited number of shares which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of 32 active funds. Included are the financial statements and financial highlights of the LifeChoice Conservative Investor Fund, LifeChoice Moderate Investor Fund, and the LifeChoice Growth Investor Fund (collectively, the "Funds").

The LifeChoice Conservative Investor Fund seeks to provide current income combined with moderate growth of capital by allocating its assets primarily among registered investment companies that invest in fixed income securities and, to a lesser extent, equity securities. The LifeChoice Moderate Investor Fund seeks to provide growth of capital combined with a moderate level of current income by allocating its assets primarily among registered investment companies that invest in equity securities and, to a lesser extent, fixed income securities. The LifeChoice Growth Investor Fund seeks to provide growth of capital by allocating its assets primarily among registered investment companies that invest in equity securities.


2. Reorganization:

The Trust entered an Agreement and Plan of Reorganization with The SBSF Funds, Inc. d/b/a Key Mutual Funds pursuant to which all of the assets and liabilities of each Key Mutual Fund transferred to a Fund of the Victory Portfolios in exchange for shares of the corresponding Fund. The KeyChoice Income & Growth Fund transferred its assets and liabilities to the Victory LifeChoice Conservative Investor Fund. The KeyChoice Moderate Growth Fund transferred its assets and liabilities to the Victory LifeChoice Moderate Investor Fund. The KeyChoice Growth Fund transferred its assets and liabilities to the Victory LifeChoice Growth Investor Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on March 23, 1998, following approval by shareholders of SBSF Funds, Inc. d/b/a Key Mutual Funds at a special shareholder meeting held on March 6, 1998. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization:


                                       Before Reorganization                   After Reorganization

                                                      Victory                  Victory
                                  KeyChoice           LifeChoice               LifeChoice
                                  Income & Growth     Conservative Investor    Conservative Investor
                                  Fund                Fund                     Fund

Shares (000)                         578              --                          578
Net Assets (000)                  $6,590              --                       $6,590
Net Asset Value                   $11.40              --                       $11.40
Unrealized appreciation (000)     $   84              --                       $   84


                                       Before Reorganization                   After Reorganization

                                                      Victory                  Victory
                                  KeyChoice           LifeChoice               LifeChoice
                                  Moderate Growth     Moderate Investor        Moderate Investor
                                  Fund                Fund                     Fund

Shares (000)                          983             --                           983
Net Assets (000)                  $11,698             --                       $11,698
Net Asset Value                   $ 11.90             --                       $ 11.90
Unrealized appreciation (000)     $   708             --                       $   708


                                       Before Reorganization                   After Reorganization

                                                      Victory                  Victory
                                  KeyChoice           LifeChoice               LifeChoice
                                  Growth              Growth Investor          Growth Investor
                                  Fund                Fund                     Fund

Shares (000)                         800              --                          800
Net Assets (000)                  $9,859              --                       $9,859
Net Asset Value                   $12.33              --                       $12.33
Unrealized appreciation (000)     $  495              --                       $  495

THE VICTORY PORTFOLIOS            Notes to Financial Statements -- continued
LifeChoice Funds                                              April 30, 1999
                                                                 (Unaudited)

3. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments in registered investment companies are valued at the closing net asset value per share on the day of valuation. Short-term investments of the Funds are valued at amortized cost, which approximates market value or at original cost which, combined with accrued interest, approximates market value.

Securities Transactions and Related Income:

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Funds may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Funds' investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

Dividends to Shareholders:

Dividends payable to shareholders are declared and distributed quarterly. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

Other:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or other appropriate basis.

Costs incurred in connection with the organization of the Funds are being amortized on a straight-line basis over a period not to exceed sixty months from the date the Funds commenced operations.

THE VICTORY PORTFOLIOS            Notes to Financial Statements -- continued
LifeChoice Funds                                              April 30, 1999
                                                                 (Unaudited)

4. Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 1999 were as follows (amounts in thousands):

                                                       Purchases      Sales
LifeChoice Conservative Investor Fund                  $ 2,166        $2,220
LifeChoice Moderate Investor Fund                       10,031         5,778
LifeChoice Growth Investor Fund                          4,105         2,479


5. Related Party Transactions:

Investment advisory services are provided to the Funds by Key Asset Management, Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association ("Key"), a wholly owned subsidiary of KeyCorp. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. KeyTrust Company of Ohio, N.A., a subsidiary of KeyCorp and an affiliate of the Adviser, serving as custodian for the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

Key and its affiliated brokerage and banking companies also serve as a Shareholder Servicing Agent for the Funds. As such, Key and its affiliates provide support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, Key and its affiliates may receive a fee of up to 0.25% of the average daily net assets of the Funds.

BISYS Fund Services (the "Administrator"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator and distributor to the Funds. Certain officers of the Funds are affiliated with BISYS. Such officers receive no direct payments or fees from the Funds for serving as officers.

Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.01% of the average daily net asset of each of the Funds with a minimum of $12,000 per fund per year.

BISYS Fund Services, Ohio Inc., an affiliate of BISYS, serves the Funds as Mutual Fund Accountant. Under the terms of the Fund Accounting Agreement, the fee is based on a percentage of the average daily net assets of the Funds with a minimum monthly fee of $1,666.66 per Fund.

Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios.

Additional information regarding related party transactions is as follows for the six months ended April 30, 1999:

                                             Investment Advisory Fees     Administration Fees

                                            Percentage
                                            of Average     Voluntary      Voluntary
                                            Daily          Fee            Fee
                                            Net Assets     Reductions     Reductions
                                                           (000)          (000)

LifeChoice Conservative Investor Fund       0.20%          $ 4            --
LifeChoice Moderate Investor Fund           0.20%          $11            --
LifeChoice Growth Investor Fund             0.20%          $ 7            --

THE VICTORY PORTFOLIOS
LifeChoice Funds                                        Financial Highlights


                                               LifeChoice                                  LifeChoice
                                              Conservative                                  Moderate
                                              Investor Fund                               Investor Fund

                                  Six                                          Six
                                  Months         Period         Period         Months         Period         Period
                                  Ended          Ended          Ended          Ended          Ended          Ended
                                  April 30,      October 31,    November 30,   April 30,      October 31,    November 30,
                                  1999           1998<F3>       1997<F2>       1999           1998<F4>       1997<F2>
                                  (Unaudited)                                  (Unaudited)

Net Asset Value,
  Beginning of Period             $10.72         $10.89         $10.00         $ 10.94        $ 11.19        $10.00

Investment Activities
    Net investment income           0.22           0.37           0.31            0.15           0.24          0.20
    Net realized and
      unrealized gains (losses)
      from investments              0.69          (0.12)          0.84<F8>        1.04          (0.14)         1.16

    Total from
      Investment Activities         0.91           0.25           1.15            1.19           0.10          1.36

Distributions
    Net investment income          (0.36)         (0.39)         (0.26)          (0.21)         (0.26)        (0.17)
    Net realized gains             (0.22)         (0.03)          0.00           (0.25)         (0.09)         0.00

    Total Distributions            (0.58)         (0.42)         (0.26)          (0.46)         (0.35)        (0.17)

Net Asset Value,
  End of Period                   $11.05         $10.72         $10.89         $ 11.67        $ 10.94        $11.19

Total Return                        3.51%<F6>      2.29%<F6>     11.62%<F6>       2.84%<F6>      0.85%<F6>    13.64%<F6>

Ratios/Supplementary Data:
Net Assets at end
  of period (000)                 $8,292         $7,633         $9,137         $26,058        $19,128        $7,728
Ratio of expenses to
  average net assets                0.20%<F7>      0.23%<F7>      0.29%<F7>       0.21%<F7>      0.22%<F7>     0.27%<F7>
Ratio of net investment
  income to average
  net assets                        4.21%<F7>      3.72%<F7>      3.41%<F7>       2.60%<F7>      2.32%<F7>     2.26%<F7>
Ratio of expenses to
  average net assets<F1>            1.46%<F7>      1.50%<F7>      5.18%<F7>       0.73%<F7>      0.93%<F7>     3.32%<F7>
Ratio of net investment
  income to average
  net assets<F1>                    2.95%<F7>      2.45%<F7>     (1.48)%<F7>      2.08%<F7>      1.61%<F7>     (.79)% <F7>
Portfolio Turnover                    28%            78%            19%             28%            42%           50%

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period December 31, 1996 (commencement of operations) through November
     30, 1997.

<F3> Effective March 23, 1998, the KeyChoice Income & Growth Fund became the
     Victory LifeChoice Conservative Investor Fund. Financial highlights prior to March 23, 1998 represent the KeyChoice Income & Growth Fund.

<F4> Effective March 23, 1998, the KeyChoice Moderate Growth Fund became the
     Victory LifeChoice Moderate Investor Fund. Financial highlights prior to March 23, 1998 represent the KeyChoice Moderate Growth Fund

<F5> Effective March 23, 1998, the KeyChoice Growth Fund became the Victory
     LifeChoice Growth Investor Fund. Financial highlights prior to March 23, 1998 represent the KeyChoice Growth Fund.

<F6> Not annualized.

<F7> Annualized.

<F8> The amount shown for a share outstanding throughout the period does not accord with the change in the aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.



See notes to financial statements.

THE VICTORY PORTFOLIOS
LifeChoice Funds                                        Financial Highlights

                                      LifeChoice Growth Investor Fund

                                  Six
                                  Months         Period         Period
                                  Ended          Ended          Ended
                                  April 30,      October 31,    November 30,
                                  1999           1998<F5>       1997<F2>
                                  (Unaudited)

Net Asset Value,
  Beginning of Period             $ 11.08        $ 11.44        $10.00

Investment Activities
    Net investment income            0.08           0.13          0.11
    Net realized and
      unrealized gains (losses)
      from investments               1.28          (0.07)         1.43

    Total from
      Investment Activities          1.36           0.06          1.54

Distributions
    Net investment income           (0.17)         (0.14)        (0.10)
    Net realized gains              (0.31)         (0.28)         0.00

    Total Distributions             (0.48)         (0.42)        (0.10)

Net Asset Value,
  End of Period                   $ 11.96        $ 11.08        $11.44

Total Return                         2.60%<F6>      0.52%<F6>    15.46%<F6>

Ratios/Supplementary Data:
Net Assets at end
  of period (000)                 $16,158        $12,018        $7,515
Ratio of expenses to
  average net assets                 0.20%<F7>      0.23%<F7>     0.30%<F7>
Ratio of net investment
  income to average
  net assets                         1.40%<F7>      1.19%<F7>     0.81%<F7>
Ratio of expenses to
  average net assets<F1>             1.05%<F7>      1.16%<F7>     3.67%<F7>
Ratio of net investment
  income to average
  net assets<F1>                     0.55%<F7>      0.26%<F7>    (2.56)% <F7>
Portfolio Turnover                     19%            30%          106%

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period December 31, 1996 (commencement of operations) through November
     30, 1997.

<F3> Effective March 23, 1998, the KeyChoice Income & Growth Fund became the
     Victory LifeChoice Conservative Investor Fund. Financial highlights prior to March 23, 1998 represent the KeyChoice Income & Growth Fund.

<F4> Effective March 23, 1998, the KeyChoice Moderate Growth Fund became the
     Victory LifeChoice Moderate Investor Fund. Financial highlights prior to March 23, 1998 represent the KeyChoice Moderate Growth Fund

<F5> Effective March 23, 1998, the KeyChoice Growth Fund became the Victory
     LifeChoice Growth Investor Fund. Financial highlights prior to March 23, 1998 represent the KeyChoice Growth Fund.

<F6> Not annualized.

<F7> Annualized.

<F8> The amount shown for a share outstanding throughout the period does not accord with the change in the aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.


See notes to financial statements.

The Victory Funds                                Bulk Rate
127 Public Square                                U.S. Postage
OH-01-27-1612                                    PAID
Cleveland, Ohio 44114                            Cleveland, OH
                                                 Permit No. 469


                                (LOGO) (R)
                               Victory Funds

Call Victory at:                                 Or Call Gradison McDonald at:
800-539-FUND (800-539-3863)                      800-869-5999 or 513-579-5999


                                                 1VF-LCHF-SEM  6/99